Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount [member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	$ 1,159,572	$ 1,172,766
Gross carrying amount [member] | Intangible assets with Indefinite life intangibles [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	689,054	690,843
Accumulated depreciation, amortisation and impairment [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	(380,382)	(369,975)
Accumulated depreciation, amortisation and impairment [Member] | Intangible assets with Indefinite life intangibles [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	(1,100)	(1,100)
Net carrying value [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	779,190	802,791
Net carrying value [Member] | Intangible assets with Indefinite life intangibles [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	687,954	689,743
Intangible assets with Finite life intangibles [Member] | Gross carrying amount [member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	470,518	481,923
Intangible assets with Finite life intangibles [Member] | Accumulated depreciation, amortisation and impairment [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	(379,282)	(368,875)
Intangible assets with Finite life intangibles [Member] | Net carrying value [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	$ 91,236	$ 113,048